UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 28-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      112,349
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Abbot Laboratories                    Common         002824100       11       205 SH       SOLE                      205      0    0
Accenture PLC                         Common         G1151C101       10       235 SH       SOLE                      235      0    0
AFLAC Inc                             Common         001055102       11       230 SH       SOLE                      230      0    0
Ampal-American Israel Corporation     Common         032015109       61    22,412 SH       SOLE                   22,412      0    0
AON Corp                              Common         037389103        7       195 SH       SOLE                      195      0    0
Apple Inc                             Common         037833100       18        85 SH       SOLE                       85      0    0
AT&T Inc                              Common         00206R102       11       405 SH       SOLE                      405      0    0
Berkshire Hathaway - Class A          Common         846701086     2282        23 SH       SOLE                       23      0    0
Berkshire Hathaway CL B               Common         084670207       89        27 SH       SOLE                       27      0    0
Cameco Corp                           Common         13321L108      992    30,850 SH       SOLE                   30,850      0    0
Cisco Systems Inc                     Common         17275R102       19       791 SH       SOLE                      791      0    0
Citigroup Inc                         Common         172967101        0       133 SH       SOLE                      133      0    0
Core Laboratories N.V.                Common         N22717107       14       115 SH       SOLE                      115      0    0
Danaher Corp                          Common         235851102       16       215 SH       SOLE                      215      0    0
Durect Corp                           Common         266605104      188    76,250 SH       SOLE                   76,250      0    0
Emerson Electric Co                   Common         291011104       18       415 SH       SOLE                      415      0    0
Exelon Corporation                    Common         30161N101       10       205 SH       SOLE                      205      0    0
Exxon Mobil Corp                      Common         30231G102       11       155 SH       SOLE                      155      0    0
Fidelity Southern Corp                Common         316394105     1092   303,382 SH       SOLE                  303,382      0    0
Finisar Corp                          Common         31787A507        1        87 SH       SOLE                       87      0    0
FISERV Inc                            Common         337738108        8       170 SH       SOLE                      170      0    0
Flower Foods Inc                      Common         343498101       12       500 SH       SOLE                      500      0    0
Gilead Sciences Inc                   Common         375558103       10       240 SH       SOLE                      240      0    0
Goldcorp                              Common         380956409      924    23,500 SH       SOLE                   23,500      0    0
Hadera Paper Ltd                      Common         M52514102        1         8 SH       SOLE                        8      0    0
Hewlett-Packard Company               Common         428236103       28       545 SH       SOLE                      545      0    0
Hudson City Bancorp, Inc              Common         443683107       11       825 SH       SOLE                      825      0    0
iPath Dow Jones-AIG Commodity Idx TR  Common         06738C778       24       558 SH       SOLE                      558      0    0
ETN
iShares Barclays 20+ Year Treasury    Common         464287432     2170    24,142 SH       SOLE                   24,142      0    0
Bond Fund
iShares DJ US Real Estate Index Fund  Common         464287739     5559   121,060 SH       SOLE                  121,060      0    0
iShares Barclays Treasury Inflation   Common         464287176    24495   235,759 SH       SOLE                  235,759      0    0
Protected Securities
iShares Barclays US Aggregate Bond    Common         464287226       89       862 SH       SOLE                      862      0    0
Fund
iShares MSCI EAFE Index               Common         464287465    12903   233,403 SH       SOLE                  233,403      0    0
iShares MSCI Emerging Markets Index   Common         464287234     7858   189,343 SH       SOLE                  189,343      0    0
Fund
iShares MSCI Japan Index Fund         Common         464286848      516    52,950 SH       SOLE                   52,950      0    0
iShares Russell 2000 Index            Common         464287655        5        85 SH       SOLE                       85      0    0
iShares Russell 3000 Index            Common         464287689       38       584 SH       SOLE                      584      0    0
iShares S&P GSCI Commodity Indexed TR Common         46428R107     3837   120,571 SH       SOLE                  120,571      0    0
iShares S&P North American Natural    Common         464287374     1220    35,553 SH       SOLE                   35,553      0    0
Resources Sector Index Fund
iShares TR Dow Jones Select Dividend  Common         464287168       96     2,180 SH       SOLE                    2,180      0    0
Index
iShares Trust FTSE Xinhau HK China    Common         464287184     3448    81,599 SH       SOLE                   81,599      0    0
25 Index Fund
Johnson & Johnson                     Common         478160104       14       225 SH       SOLE                      225      0    0
Juniper Networks Inc                  Common         48203R104      177     6,620 SH       SOLE                    6,620      0    0
KLA-Tencor Corp                       Common         482480100      625    17,288 SH       SOLE                   17,288      0    0
L-3 Communications Holdings, Inc      Common         502424104       14       165 SH       SOLE                      165      0    0
Las Vegas Sands Corp                  Common         517834107      149    10,000 SH       SOLE                   10,000      0    0
Leadis Technology Inc                 Common         52171N103      189 1,261,548 SH       SOLE                1,261,548      0    0
Market Vectors ETF Gold Miners        Common         57060U10       863    18,670 SH       SOLE                   18,670      0    0
McDonald's Corp                       Common         580135101       13       205 SH       SOLE                      205      0    0
Medco Health Solutions, Inc           Common         58405U102       19       295 SH       SOLE                      295      0    0
Merck & Co                            Common         58933Y105     2042    55,893 SH       SOLE                   55,893      0    0
Mettler-Toledo International, Inc     Common         592688105       16       150 SH       SOLE                      150      0    0


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Microchip Technology, Inc             Common         595017104       12       415 SH       SOLE                      415      0    0
Noble Corp                            Common         H5833N103       11       265 SH       SOLE                      265      0    0
Nokia Corp ADR                        Common         654902204        4       300 SH       SOLE                      300      0    0
Occidental Petroleum Corporation      Common         674599105     4624    56,836 SH       SOLE                   56,836      0    0
O'Reilly Automotive, Inc.             Common         686091109       16       425 SH       SOLE                      425      0    0
Oracle Corporation                    Common         68389X105       34     1,402 SH       SOLE                    1,402      0    0
Paladin Resources NL                  Common         00000PDN8     1393   370,575 SH       SOLE                  370,575      0    0
PDL Biopharma Inc                     Common         69329Y104       14     2,047 SH       SOLE                    2,047      0    0
Pepsico Inc                           Common         713448108       16       255 SH       SOLE                      255      0    0
Pfizer Inc                            Common         717081103        2       100 SH       SOLE                      100      0    0
Poweshares DB Commodity Index Fund    Common         73935S105     4236   172,050 SH       SOLE                  172,050      0    0
Praxair Inc                           Common         74005P104       14       170 SH       SOLE                      170      0    0
Procter & Gamble Co                   Common         742718109       16       270 SH       SOLE                      270      0    0
RSC Holdings Inc                      Common         74972L102      878   124,703 SH       SOLE                  124,703      0    0
SABA Software Inc                     Common         784932600       71    17,102 SH       SOLE                   17,102      0    0
Schlumberger Ltd                      Common         806857108       13       205 SH       SOLE                      205      0    0
SELECT SECTOR SPDR-ENERGY             Common         81369Y506     5291    92,809 SH       SOLE                   92,809      0    0
Sony Corp                             Common         835699307        2        68 SH       SOLE                       68      0    0
Southern National Bancorp of          Common         843395104     1734   240,774 SH       SOLE                  240,774      0    0
Virginia Inc
SPDR  Trust Series 1                  Common         78462F103     2157    19,353 SH       SOLE                   19,353      0    0
SPDR Gold Trust                       Common         78463V107     9173    85,484 SH       SOLE                   85,484      0    0
Staples Inc                           Common         855030102       17       700 SH       SOLE                      700      0    0
State Street Corp                     Common         857477103       10       240 SH       SOLE                      240      0    0
Stryker Corp                          Common         863667101       13       260 SH       SOLE                      260      0    0
United States Oil Fund LP             Common         91232N108       79     2,000 SH       SOLE                    2,000      0    0
Utilities Select Sector SPDR Fund     Common         81369Y886       47     1,500 SH       SOLE                    1,500      0    0
United Technologies Corp              Common         913017109       15       215 SH       SOLE                      215      0    0
Vanguard Emerging Markets VIPERS      Common         922042858       46     1,120 SH       SOLE                    1,120      0    0
Vanguard REIT ETF                     Common         922908553     9199   205,605 SH       SOLE                  205,605      0    0
Vanguard Total Stock Market ETF       Common         922908769      416     7,380 SH       SOLE                    7,380      0    0
Wal-Mart Stores Inc                   Common         931142103       11       215 SH       SOLE                      215      0    0
Walgreen Company                      Common         931422109       18       485 SH       SOLE                      485      0    0
Wells Fargo & Co                      Common         949746101       14       530 SH       SOLE                      530      0    0
XTO Energy Inc                        Common         98385X106       11       240 SH       SOLE                      240      0    0
Yamana Gold Inc                       Common         98462Y100      505    44,350 SH       SOLE                   44,350      0    0
Yahoo Inc.                            Common         984332106        3       200 SH       SOLE                      200      0    0